RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) ¥ in Thousands, $ in Thousands		Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Aug. 16, 2017 CNY (¥)	Sep. 26, 2016 CNY (¥)
Expected Cash Proceeds From Sale Of Business					¥ 421,000
Due From Related Parties, Current		¥ 129,506	$ 18,826	¥ 55,940
China-Based Commercial Corn Seed Production and Distribution Business [Member]
Expected Cash Proceeds From Sale Of Business						¥ 400,000
Beijing Shihui [Member]
Guarantees Provided		11,850
Due From Related Parties, Current	[1]	¥ 0		55,940
Beijing Shihui [Member] | Business Disposal Receivables [Member]
Due From Related Parties, Current				38,200
Beijing Shihui [Member] | Working Capital Loan Receivable [Member]
Due From Related Parties, Current				¥ 17,740

[1]	Balance due from Shihui as of September 30, 207 mainly consisted of receivables of RMB38,200 related to disposal of the commercial seed business and working capital loan of RMB17,740.